UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22713

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Aetna Multi-Strategy 1099 Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

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(Address of principal executive offices) (Zip code)

Victor Fontana

c/o Registered Fund Solutions, LLC

125 Maiden Lane

New York, NY 10038

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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 240-9721

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Date of fiscal year end: March 31

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Date of reporting period: December 31, 2012

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited)
December 31, 2012

Investments in Underlying Funds (100.96%)	Shares	Cost	Fair Value	Redemptions Permitted
Event Driven (14.25%)
Meru Cayman HFF, Ltd., Class A [a,b]	1,200	$1,200,000	$1,168,393	Quarterly
Nokota Capital Offshore Fund, Ltd., Founders Series A [a,b]	1,200	1,200,000	1,351,976	Quarterly [c,e]
Silver Point Capital Offshore Fund, Ltd., Class H [a,b]	320	3,200,000	3,443,616	Annually [d,e]
Total Event Driven			5,963,985

Global Macro (15.74%)
BlueTrend Fund Limited, Class B [a,b]	6,036	1,800,000	1,754,123	Monthly [d]
Discovery Global Opportunity Fund, Ltd., Class A [a,b]	18,000	1,800,000	1,999,471	Semi-annually
Kepos Alpha Fund Ltd., Class A-R [a,b]	1,400	1,400,000	1,448,240	Quarterly
The Clive Fund Limited, Class B [a,b]	10,742	1,600,000	1,383,504	Quarterly
Total Global Macro			6,585,338

Hedged Equity (17.67%)
Criterion Capital Partners, Ltd., Class A [a,b]	14,000	1,400,000	1,420,062	Monthly
Encompass Capital Fund Offshore Ltd., Class A [a,b]	1,600	1,600,000	1,566,586	Quarterly [c]
JAT Capital Offshore Fund, Ltd., Series A1 [a,b]	1,004	1,200,000	1,158,772	Quarterly [d]
Third Point Ultra, Ltd., Class C [a,b]	1,400	1,400,000	1,690,849	Quarterly [d]
Visium Balanced Offshore Fund, Ltd., Class A [a,b]	1,500	1,500,000	1,559,886	Quarterly [d]
Total Hedged Equity			7,396,155

Relative Value (53.30%)
Blue Mountain Credit Alternatives Fund Ltd., Class S [a,b]	16,000	1,600,000	1,650,792	Quarterly [c]
Citadel Global Equities Fund Ltd. [a,b]	1,600	1,600,000	1,708,504	Monthly [c]
Citadel Kensington Global Strategies Fund Ltd. [a,b]	3,233	3,111,484	3,620,007	Quarterly
D.E. Shaw Oculus International Fund, Collective Liquidity Class [a,b]		2,200,000	2,420,747	Quarterly [d]
GSA Capital International Fund Ltd., Class A [a,b]	17,865	2,800,000	2,845,242	Quarterly
Laurion Capital Ltd., Class A [a,b]	1,800	1,800,000	1,883,165	Quarterly [d]
Metacapital Mortgage Opportunities Fund, Ltd., Class E [a,b]	1,800	1,800,000	2,018,220	Quarterly [c]
Millennium International, Ltd., Class EE [a,b]	2,400	2,400,000	2,469,936	Quarterly [c]
OxAM Quant Fund (International) Limited [a,b]	1,800	1,800,000	1,760,760	Monthly [d,f]
SPM Core Offshore Fund, Ltd. [a,b]	623	1,800,000	1,926,900	Quarterly
Total Relative Value			22,304,273
Total Investments in Underlying Funds (cost $40,211,484) (100.96%)			$42,249,751
Short-Term Investments
Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.01% [g]		$804,754	$804,754
Total Short-Term Investments (cost $804,754) (1.92%)			$804,754

Total Investments (cost $41,016,238) (102.88%)			$43,054,505

Liabilities in excess of other assets (-2.88%)			(1,205,370)
Net Assets - 100.00%			$41,849,135

[a]	Non-income producing.
[b]	Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
[c]	The Underlying Fund can institute a gate provision on redemptions at the investor level of 17% - 25% of the fair value of the investment in the Underlying Fund.
[d]	The Underlying Fund can institute a gate provision on redemptions at the fund level of 13% - 25% of the fair value of the investment in the Underlying Fund.
[e]	Withdrawals from the Underlying Fund are permitted after a one year lock-up period from the date of the initial investment.
[f]	Withdrawals from the Underlying Fund are permitted after a six month lock-up period from the date of the initial investment.
[g]	The rate shown is the annualized 7-day yield as of December 31, 2012.

The Aetna Multi-Strategy 1099 Fund (the “Fund”) will invest its assets, directly and indirectly, in a portfolio of investment funds that may or may not be registered under the Investment Company Act or other collective investment schemes (the “Underlying Funds”). The Board of Trustees of the Fund (the “Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Underlying Funds at fair value.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Underlying Fund based on the most recent final or estimated value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the Underlying Manager of an Underlying Fund.

Cash equivalents include highly liquid investments (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less. These cash equivalents are valued by the Investment Manager at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, for Underlying Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

Investments	Level 1	Level 2	Level 3	Total
Underlying Funds	$—	$26,926,060	$15,323,691	$42,249,751
Short-Term Investments	804,754	—	—	804,754
Total	$804,754	$26,926,060	$15,323,691	$43,054,505

Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in accounting principles generally accepted in the United States (“U.S. GAAP”) and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”) includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments in Underlying Funds held by the Fund as of December 31, 2012:

Investments	Fair Value as of 12/31/12	Valuation Technique	Liquidity of Investments	Adjustments to Net Asset Value**
Underlying Funds	$15,323,691	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Total Investments	$15,323,691

*	Unobservable valuation input.

**	Amounts represent adjustments, if any, made to net asset value provided by the investment manager or administrator of the Underlying Funds. Adjustments to the practical expedient net asset value may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient net asset value received is not as of the Fund’s measurement date.

•	It is probable that the Underlying Fund will be sold at a value significantly different than the reported expedient net asset value.

•	It is determined by the Valuation Committee that the Underlying Fund is not being valued at fair value by the Underlying Fund.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Underlying Funds	Total
Balance as of August 1, 2012	$—	$—
Gross Purchases	14,475,926	14,475,926
Gross Sales	—	—
Net Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/Depreciation	847,765	847,765
Transfers out of Level 3	—	—
Balance as of December 31, 2012	$15,323,691	$15,323,691

The amount of the net change in unrealized appreciation/depreciation for the period ended December 31, 2012 relating to investments in Level 3 assets still held at December 31, 2012 is $847,765. Transfers into and out of all levels are determined at the end of the reporting period.

At December 31, 2012, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,446,129
Gross unrealized depreciation	(407,862)
Net unrealized appreciation (depreciation)	$2,038,267
Tax cost	$40,211,484

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aetna Multi-Strategy 1099 Fund

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By (Signature and Title)*

/s/ Mark Garber

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Mark Garber, President

(Principal Executive Officer)

Date            March 1, 2013

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Mark Garber

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Mark Garber, President

(Principal Executive Officer)

Date            March 1, 2013

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By (Signature and Title)*

/s/ Brett Esterson

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Brett Esterson, Treasurer

(Principal Financial Officer)

Date            March 1, 2013

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* Print the name and title of each signing officer under his or her signature.